Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 571.98
Total Fee Amount	571.98
Total Transaction Valuation	4,141,749.49
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A